Summary of Significant Accounting Policies - Accounting for joint operation (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Southern Denmark University collaboration agreement
Disclosure of joint operations [line items]
Compensation cost	$ 0.3